Deferred Revenue (Details Textual) - USD ($)								1 Months Ended											9 Months Ended	12 Months Ended
	Dec. 08, 2015	Oct. 06, 2015	Nov. 13, 2014	Sep. 09, 2014	Sep. 08, 2014	Aug. 13, 2014	May. 15, 2014	Dec. 23, 2015	Sep. 22, 2015	Jul. 20, 2015	Feb. 17, 2015	Oct. 31, 2014	Sep. 17, 2014	Jul. 28, 2014	Jul. 22, 2014	Dec. 17, 2013	May. 30, 2013	Apr. 16, 2013	Apr. 30, 2016	Jul. 31, 2015
Deferred Revenue Arrangement [Line Items]
Proceeds from funding agreement	$ 500,000		$ 1,033,614	$ 500,000	$ 444,530	$ 422,344	$ 300,000			$ 250,000	$ 988,043	$ 500,000	$ 500,000			$ 250,000	$ 150,000	$ 600,000
Interest in asset	0.75%	0.824%	2.06723%	0.98%	0.88891%	0.84469%	1.50%	0.954%	2.1333%	0.50%	1.97609%	0.98%	1.00%	0.22294%	6.00%	0.50%	1.50%	6.00%	1.50%
Number of shares issuable				50,000			37,500			25,000		50,000	62,500			31,250	18,750	75,000
Deferred Revenue, Additions		$ 618,000						$ 715,500	$ 1,600,000					$ 111,470	$ 3,000,000				$ 1,000,000
Deferred Revenue, Revenue Recognized																	$ 150,000
Reaserach and Development Arrangementmay May 15, 2014, [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																			300,000
Reaserach and Development Arrangement July 22, 2014, [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																			3,000,000
Reaserach and Development Arrangement September 9, 2014, [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																			500,000
Reaserach and Development Arrangement October 31, 2014, [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																			500,000
Reaserach and Development Arrangement December 8, 2015, , [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																			$ 500,000
Reaserach And Development Arrangement April 16 2013 [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Revenue Recognized																				$ 600,000